Other liabilities and tax payable - expected recognition of service contract liability (Details) € in Millions	Dec. 31, 2018 EUR (€)
2019
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	€ 512
2020
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	440
2021
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	362
Thereafter
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	€ 775